BANK LOANS	12 Months Ended
Dec. 31, 2012
Bank Loans [Abstract]
BANK LOANS
11.	BANK LOANS

Bank loans comprised:

	2012	2012	2011
	US$	RMB	RMB
	(In thousands)

Short-term bank loans	17,644	110,901	135,313
Long-term bank loan	26,315	165,406	9,451
Less: current portion	(17,644)	(110,901)	(135,313)
	26,315	165,406	9,451

Each of the credit line below can only be used by the specific entity that signed agreement with the banks and cannot be used by other entities within the group.

Hainan Jinpan has a working capital credit facility from the Bank of China for RMB 130.0 million.  As of December 31, 2012, there was RMB 45 million outstanding balance under this credit facility. This credit facility bears interest at the prime rate declared by the Bank of China. Our borrowings under this credit facility accrued interest at an average interest rate 6.0% per annum for the year ended December 31, 2012. This facility will expire in October  2013 and we intend to extend the facility for another year.

Hainan Jinpan has an unsecured letter of credit facility from Bank of Communication for RMB 120 million. As of December 31, 2012, there was no outstanding balance under this credit facility. This credit facility bears interest at the benchmark rate set by the People’s Bank of China. This credit facility will expire in November 2013 and we intend to extend this credit facility

Hainan Jinpan has an unsecured letter of credit facility from the Bank of China for RMB 173 million.  This credit facility bears interest at LIBOR plus a margin rate.  As of December 31, 2012, there was no outstanding balance under this credit facility.  This facility will expire in October 2013 and we intend to extend the facility for another year.

Hainan Jinpan has an oral agreement of working capital credit facility from the Industrial and Commercial Bank of China for RMB 250 million. This credit facility bears interest at the benchmark rate set by the People’s Bank of China. As of December 31, 2012, there was RMB 10 million outstanding under this credit facility with the interest rate of 6.56% per annum. This credit facility will expire in May 2013.

Shanghai Jinpan has an unsecured letter of  credit facility from bank of China for RMB 120 million of which 50 million was working capital facility and RMB 70 million was letter of credit facility. This credit facility bears interest according to the benchmark rate set by bank of China. As of December 31, 2012, there was RMB 20 million outstanding balance under this credit facility. This credit facility bears interest according to the benchmark rate set by the Bank of China. Our borrowings under this credit facility accrued interest at an average interest rate 5.88% per annum for the year ended December 31, 2012.  This credit facility will expire in April 2013 and we are in the process to extend this credit facility.

Guilin JFT has two credit facilities with the Bank of Communications – a long term credit line for fixed asset investment and a short term credit line for working capital totaling   RMB 350 million.  The fixed asset credit line is in the amount of RMB 210 million and carries an interest rate of People’s Bank of China bench mark rate x 1.05 per annum.   Our borrowings under this credit line accrued interest at an average interest rate 6.88% per annum for the year ended December 31, 2012.  Loans made under this credit line must be applied to fixed asset investment at the Company’s Guilin facility and was secured by the fixed assets investment at Guilin.  As of December 31, 2012, there was RMB 158 million outstanding balance under this credit facility. The credit line has a term of seven years. Repayment of loan principal is scheduled over a seven year period, from 2013 to 2019. The working capital credit line is in the amount of RMB 140 million and carries an interest rate of People’s Bank of China bench mark rate x 1.05 per annum. Loans made under this credit line must be applied to the working capital of the Company’s Guilin facility.   The credit line has a term of two years.  The loan principal must be repaid in full annually. As of December 31, 2012, there was no outstanding balance under this credit facility.

Jinpan Realty has a long term mortgage bank loan of US$1.7 million from Enterprise Bank in USA for purchasing the land and building, which constitute our U.S. offices, in 2009. The loan was secured by the property. The interest rate is fixed at 6% for first 5 years. Thereafter, the rate shall be reset at the then current five year U.S. treasury rate plus 2% for the remainder term of the loan. The term of the loan is 20 years.   There was approximately RMB 9.4 million (US$1.5 million) outstanding as of December 31, 2012.

The table below reflects the principal balance due of Jinpan Realty and Guilin JFT for the next five years.

                 RMB in thousands
Year	2013	2014	2015	2016	2017	thereafter
Principal Due	1,864,	7,884,	15,447,	15,459,	30,505,	96,111,